Share-Based Payments (Details) - Schedule of Equity Awards Activity - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Successor [Member]
Share-Based Payments (Details) - Schedule of Equity Awards Activity [Line Items]
Quantity, unvested beginning	848,415
Calculated value, unvested ending	$ 5.21
Quantity, granted
Calculated value, granted
Quantity, forfeited
Calculated value, forfeited
Quantity, vested
Calculated value, vested
Quantity, accelerated
Calculated value, accelerated
Quantity, unvested ending	848,415
Calculated value, unvested ending	$ 5.21
Predecessor [Member]
Share-Based Payments (Details) - Schedule of Equity Awards Activity [Line Items]
Quantity, unvested beginning		226,494
Calculated value, unvested ending		$ 63.25
Quantity, granted
Calculated value, granted
Quantity, forfeited
Calculated value, forfeited
Quantity, vested
Calculated value, vested
Quantity, accelerated
Calculated value, accelerated
Quantity, unvested ending		226,494
Calculated value, unvested ending		$ 63.25